UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
REVENUES	$ 2,579,749	$ 4,486,035
COST OF REVENUES	1,660,645	3,744,482
GROSS PROFIT	919,104	741,553
OPERATING EXPENSES:
Selling	2,434,129	1,132,238
General and administrative	3,323,983	1,927,557
Research and development	2,392,063	1,726,751
Long-live assets impairment	0	2,371,803
Total operating expenses	8,150,175	7,158,349
LOSS FROM OPERATIONS	(7,231,071)	(6,416,796)
OTHER INCOME (EXPENSE)
Interest income	1,993	4,685
Interest expense	(108,283)	(210,817)
Other (expense) income, net	(491,567)	389,922
Total other income (expense), net	(597,857)	183,790
LOSS BEFORE INCOME TAXES	(7,828,928)	(6,233,006)
PROVISION FOR (BENEFIT OF) INCOME TAXES	(38,125)	32,061
NET LOSS	(7,790,803)	(6,265,067)
Less: Net loss attributable to noncontrolling interest	(40,082)	(340,122)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO.,LTD	(7,750,721)	(5,924,945)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(152,972)	43,705
TOTAL COMPREHENSIVE LOSS	(7,943,775)	(6,221,362)
Less: Comprehensive loss attributable to noncontrolling interests	(46,546)	(339,399)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (7,897,229)	$ (5,881,963)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic and diluted	5,093,315	21,382,597
LOSS PER SHARE
Basic and diluted	(1.52)	(0.28)